Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Other assets	¥ 47,130	¥ 63,337
Income taxes: Deferred	611,051	525,632
Net deferred tax liability	¥ 563,921	¥ 462,295